Fair Value Measurement - Summary of Fair Value Measurement of Equity (Detail) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of fair value measurement of equity [line items]
Beginning balance	€ 645,034
Ending balance	644,304
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of equity [line items]
Beginning balance	177,154
Investments	19,516
Disposals	(5,169)
Fair value Level adjustments	6,060
Realized gains	69
Exchange rate gains	1,403
Ending balance	€ 199,033